Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of premises and equipment
Land	$ 4,308	$ 4,308
Buildings and improvements	12,954	12,726
Furniture, fixtures and equipment	15,456	13,127
Premises and equipment, gross	32,718	30,161
Accumulated depreciation	(17,446)	(15,727)
Total	$ 15,272	$ 14,434